Fair Value (Additional Fair Value Information Related To Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and due from banks	$ 4,879	$ 4,065
Interest-earning deposits with banks	25,711	30,546
Securities held to maturity	15,843	14,768
Net loans (excludes leases)	199,766	195,579
Other assets	4,793	4,286
Total assets	250,992	249,244
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Deposits	257,164	249,002
Borrowed funds	51,736	53,452
Unfunded loan commitments and letters of credit	301	245
Other Liabilities	417	309
Total liabilities	309,618	303,008
Fair Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and due from banks	4,879	4,065
Interest-earning deposits with banks	25,711	30,546
Securities held to maturity	15,866	15,002
Net loans (excludes leases)	201,863	197,611
Other assets	5,243	4,877
Total assets	253,562	252,101
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Deposits	257,038	248,963
Borrowed funds	52,322	53,693
Unfunded loan commitments and letters of credit	301	245
Other Liabilities	417	309
Total liabilities	310,078	303,210
Fair Value [Member] | Level 1 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and due from banks	4,879	4,065
Securities held to maturity	540	298
Total assets	5,419	4,363
Fair Value [Member] | Level 2 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings
Interest-earning deposits with banks	25,711	30,546
Securities held to maturity	15,208	14,698
Other assets	4,666	4,221
Total assets	45,585	49,465
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Deposits	257,038	248,963
Borrowed funds	50,941	52,269
Other Liabilities	417	309
Total liabilities	308,396	301,541
Fair Value [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings
Securities held to maturity	118	6
Net loans (excludes leases)	201,863	197,611
Other assets	577	656
Total assets	202,558	198,273
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Borrowed funds	1,381	1,424
Unfunded loan commitments and letters of credit	301	245
Total liabilities	$ 1,682	$ 1,669